Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000017636
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate-Term Municipal Fund, Class F Shares
Accumulated Value	$ 100,000		$ 105,917	$ 106,537	$ 106,428	$ 114,918	$ 117,745	$ 122,427	$ 112,258	$ 113,506	$ 120,395	$ 121,093
C000147417
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate-Term Municipal Fund, Class Y Shares
Accumulated Value	100,000		106,178	107,156	107,234	116,173	119,328	124,381	114,347	115,908	123,247	124,273
C000017624
Account Value [Line Items]
Line Graph and Table Measure Name		Short Duration Municipal Fund, Class F Shares
Accumulated Value	100,000		100,475	100,948	101,476	103,658	105,409	106,216	103,744	105,684	110,167	113,608
C000147411
Account Value [Line Items]
Line Graph and Table Measure Name		Short Duration Municipal Fund, Class Y Shares
Accumulated Value	100,000		100,735	101,465	102,250	104,711	106,651	107,732	105,470	107,711	112,562	116,368
C000017631
Account Value [Line Items]
Line Graph and Table Measure Name		California Municipal Bond Fund, Class F Shares
Accumulated Value	100,000		105,069	105,634	104,295	111,766	114,440	115,940	107,006	107,789	112,503	114,249
C000147416
Account Value [Line Items]
Line Graph and Table Measure Name		California Municipal Bond Fund, Class Y Shares
Accumulated Value	100,000		105,154	105,877	104,692	112,360	115,118	116,796	107,946	109,023	113,847	115,828
C000017627
Account Value [Line Items]
Line Graph and Table Measure Name		Massachusetts Municipal Bond Fund, Class F Shares
Accumulated Value	100,000		105,433	105,671	103,549	111,862	114,986	116,059	107,031	108,016	112,532	114,013
C000147413
Account Value [Line Items]
Line Graph and Table Measure Name		Massachusetts Municipal Bond Fund, Class Y Shares
Accumulated Value	100,000		105,521	105,829	103,856	112,475	115,690	117,054	107,994	109,262	113,891	115,674
C000017630
Account Value [Line Items]
Line Graph and Table Measure Name		New Jersey Municipal Bond Fund, Class F Shares
Accumulated Value	100,000		105,478	106,203	105,654	113,026	115,541	117,202	109,258	110,714	115,280	117,477
C000147415
Account Value [Line Items]
Line Graph and Table Measure Name		New Jersey Municipal Bond Fund, Class Y Shares
Accumulated Value	100,000		105,559	106,439	106,048	113,617	116,319	118,168	110,325	111,849	116,755	119,157
C000017629
Account Value [Line Items]
Line Graph and Table Measure Name		New York Municipal Bond Fund, Class F Shares
Accumulated Value	100,000		105,087	105,727	103,996	111,699	113,135	115,692	107,821	109,233	114,166	115,981
C000147414
Account Value [Line Items]
Line Graph and Table Measure Name		New York Municipal Bond Fund, Class Y Shares
Accumulated Value	100,000		105,064	105,967	104,289	112,197	113,813	116,567	108,782	110,366	115,643	117,655
C000017626
Account Value [Line Items]
Line Graph and Table Measure Name		Pennsylvania Municipal Bond Fund, Class F Shares
Accumulated Value	100,000		104,747	105,721	104,227	112,991	116,587	118,368	109,300	110,044	114,841	117,394
C000147412
Account Value [Line Items]
Line Graph and Table Measure Name		Pennsylvania Municipal Bond Fund, Class Y Shares
Accumulated Value	100,000		104,865	105,998	104,558	113,626	117,417	119,380	110,401	111,204	116,318	119,084
C000047166
Account Value [Line Items]
Line Graph and Table Measure Name		Tax-Advantaged Income Fund, Class F Shares
Accumulated Value	100,000		111,116	113,754	116,936	126,179	129,958	141,564	127,393	127,309	141,016	139,081
C000147418
Account Value [Line Items]
Line Graph and Table Measure Name		Tax-Advantaged Income Fund, Class Y Shares
Accumulated Value	100,000		111,401	114,326	117,814	127,444	131,585	143,694	129,614	129,843	144,187	142,551
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		106,878	107,822	108,349	117,796	121,607	125,737	114,883	116,841	123,955	124,051
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		106,878	107,822	108,349	117,796	121,607	125,737	114,883	116,841	123,955	124,051
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		106,878	107,822	108,349	117,796	121,607	125,737	114,883	116,841	123,955	124,051
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		106,878	107,822	108,349	117,796	121,607	125,737	114,883	116,841	123,955	124,051
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		106,878	107,822	108,349	117,796	121,607	125,737	114,883	116,841	123,955	124,051
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		106,878	107,822	108,349	117,796	121,607	125,737	114,883	116,841	123,955	124,051
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		106,878	107,822	108,349	117,796	121,607	125,737	114,883	116,841	123,955	124,051
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		106,878	107,822	108,349	117,796	121,607	125,737	114,883	116,841	123,955	124,051
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		106,878	107,822	108,349	117,796	121,607	125,737	114,883	116,841	123,955	124,051
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		106,878	107,822	108,349	117,796	121,607	125,737	114,883	116,841	123,955	124,051
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		106,878	107,822	108,349	117,796	121,607	125,737	114,883	116,841	123,955	124,051
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		106,878	107,822	108,349	117,796	121,607	125,737	114,883	116,841	123,955	124,051
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		106,878	107,822	108,349	117,796	121,607	125,737	114,883	116,841	123,955	124,051
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		106,878	107,822	108,349	117,796	121,607	125,737	114,883	116,841	123,955	124,051
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		106,878	107,822	108,349	117,796	121,607	125,737	114,883	116,841	123,955	124,051
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		106,878	107,822	108,349	117,796	121,607	125,737	114,883	116,841	123,955	124,051
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Accumulated Value	100,000		105,974	107,133	107,177	115,922	119,854	123,147	114,416	116,337	122,453	124,691
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Accumulated Value	100,000		105,974	107,133	107,177	115,922	119,854	123,147	114,416	116,337	122,453	124,691
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Accumulated Value	100,000		100,768	101,816	102,471	105,190	107,243	107,911	106,192	108,137	112,689	116,362
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Accumulated Value	100,000		100,768	101,816	102,471	105,190	107,243	107,911	106,192	108,137	112,689	116,362
Bloomberg California Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg California Intermediate Municipal Index (USD)
Accumulated Value	100,000		105,406	106,448	106,207	114,273	118,507	120,247	112,172	113,663	119,041	122,555
Bloomberg California Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg California Intermediate Municipal Index (USD)
Accumulated Value	100,000		105,406	106,448	106,207	114,273	118,507	120,247	112,172	113,663	119,041	122,555
Bloomberg Massachusetts Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Massachusetts Intermediate Municipal Index (USD)
Accumulated Value	100,000		105,763	107,023	105,717	114,617	119,403	121,213	112,874	114,357	119,318	122,086
Bloomberg Massachusetts Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Massachusetts Intermediate Municipal Index (USD)
Accumulated Value	100,000		105,763	107,023	105,717	114,617	119,403	121,213	112,874	114,357	119,318	122,086
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Accumulated Value	100,000		104,908	106,233	105,861	113,525	117,370	119,899	112,608	114,181	119,669	123,002
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Accumulated Value	100,000		104,908	106,233	105,861	113,525	117,370	119,899	112,608	114,181	119,669	123,002
Bloomberg New York Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg New York Intermediate Municipal Index (USD)
Accumulated Value	100,000		105,306	106,771	105,695	114,175	116,481	120,099	112,574	114,489	119,802	122,845
Bloomberg New York Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg New York Intermediate Municipal Index (USD)
Accumulated Value	100,000		105,306	106,771	105,695	114,175	116,481	120,099	112,574	114,489	119,802	122,845
Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Accumulated Value	100,000		105,339	107,450	107,001	117,425	121,949	125,684	116,736	118,223	123,538	127,301
Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Accumulated Value	100,000		105,339	107,450	107,001	117,425	121,949	125,684	116,736	118,223	123,538	127,301
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Accumulated Value	100,000		110,744	112,642	117,022	127,990	130,505	141,711	128,265	129,561	142,294	141,062
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Accumulated Value	$ 100,000		$ 110,744	$ 112,642	$ 117,022	$ 127,990	$ 130,505	$ 141,711	$ 128,265	$ 129,561	$ 142,294	$ 141,062